Risk and capital management- Credit risk (Details) - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Risk and capital management
Own funds	SEK 19,285	SEK 18,821
Credit risk
Risk and capital management
Percentage of large exposures to own fund	20.00%
Own funds	SEK 6,900	SEK 7,500
Maximum | Credit risk
Risk and capital management
Percentage of expected loss over maturity to Tier 1	8.00%
Percentage of expected loss over one year to Tier 1	2.00%
Average risk weight for exposures to corporates and institutions	65.00%
Concentration risk as a percent of the Swedish FSA's assessed capital requirement for credit risk	35.00%
Percentage of net exposures to counterparties to total exposure	4.00%